Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

(20) Regulatory Matters

Banking laws place restrictions upon the amount of dividends which can be paid to Wintrust by the banks. Based on these laws, the banks could, subject to minimum capital requirements, declare dividends to Wintrust without obtaining regulatory approval in an amount not exceeding (a) undivided profits, and (b) the amount of net income reduced by dividends paid for the current and prior two years. During 2011, 2010 and 2009, cash dividends totaling $27.8 million, $11.5 million and $100.0 million, respectively, were paid to Wintrust by the banks. As of January 1, 2012, the banks had approximately $94.7 million available to be paid as dividends to Wintrust without prior regulatory approval and without reducing their capital below the well-capitalized level.

The banks are also required by the Federal Reserve Act to maintain reserves against deposits. Reserves are held either in the form of vault cash or balances maintained with the Federal Reserve Bank and are based on the average daily deposit balances and statutory reserve ratios prescribed by the type of deposit account. At December 31, 2011 and 2010, reserve balances of approximately $122.2 million and $77.2 million, respectively, were required to be maintained at the Federal Reserve Bank.

The Company and the banks are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory — and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the banks must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company's and the banks' capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the banks to maintain minimum amounts and ratios of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and Tier 1 leverage capital (as defined) to average quarterly assets (as defined).

The Federal Reserve's capital guidelines require bank holding companies to maintain a minimum ratio of qualifying total capital to risk-weighted assets of 8.0%, of which at least 4.0% must be in the form of Tier 1 Capital. The Federal Reserve also requires a minimum Tier 1 leverage ratio (Tier 1 Capital to total assets) of 3.0% for strong bank holding companies (those rated a composite "1" under the Federal Reserve's rating system). For all other banking holding companies, the minimum Tier 1 leverage ratio is 4.0%. In addition the Federal Reserve continues to consider the Tier 1 leverage ratio in evaluating proposals for expansion or new activities. As reflected in the following table, the Company met all minimum capital requirements at December 31, 2011 and 2010:

	2011	2010
Total Capital to Risk Weighted Assets	13.0%	13.8%
Tier 1 Capital to Risk Weighted Assets	11.8%	12.5%
Tier 1 Leverage Ratio	9.4%	10.1%

Wintrust is designated as a financial holding company. Bank holding companies approved as financial holding companies may engage in an expanded range of activities, including the businesses conducted by its wealth management subsidiaries. As a financial holding company, Wintrust's banks are required to maintain their capital positions at the "well-capitalized" level. As of December 31, 2011, the banks were categorized as well capitalized under the regulatory framework for prompt corrective action. The ratios required for the banks to be "well capitalized" by regulatory definition are 10.0%, 6.0%, and 5.0% for Total Capital to Risk-Weighted Assets, Tier 1 Capital to Risk-Weighted Assets and Tier 1 Leverage Ratio, respectively.

The banks' actual capital amounts and ratios as of December 31, 2011 and 2010 are presented in the following table (dollars in thousands):

	December 31, 2011				December 31, 2010
	Actual		To Be Well Capitalized by Regulatory Definition		Actual		To Be Well Capitalized by Regulatory Definition
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (to Risk Weighted Assets):
Lake Forest Bank	$223,451	11.0%	$203,441	10.0%	$244,642	11.3%	$217,140	10.0%
Hinsdale Bank	148,804	12.3	120,808	10.0	149,582	12.7	118,260	10.0
North Shore Bank	176,141	11.2	157,708	10.0	164,869	13.1	126,268	10.0
Libertyville Bank	121,105	13.2	91,887	10.0	117,082	13.2	88,606	10.0
Barrington Bank	126,516	12.7	99,813	10.0	114,689	12.5	91,849	10.0
Crystal Lake Bank	79,963	13.0	61,523	10.0	80,453	14.1	57,234	10.0
Northbrook Bank	149,325	14.4	103,395	10.0	88,769	12.3	72,476	10.0
Schaumburg Bank	58,860	12.9	45,660	10.0	53,608	12.4	43,292	10.0
Village Bank	82,743	11.7	70,753	10.0	78,335	13.3	59,129	10.0
Beverly Bank	40,484	11.7	34,562	10.0	37,825	12.9	29,283	10.0
Town Bank	83,099	12.2	68,122	10.0	75,853	12.0	63,444	10.0
Wheaton Bank	59,164	11.9	49,551	10.0	64,049	13.8	46,426	10.0
State Bank of the Lakes	68,673	11.1	61,683	10.0	62,391	11.6	53,947	10.0
Old Plank Trail Bank	33,826	12.2	27,724	10.0	34,442	13.9	24,722	10.0
St. Charles Bank	61,738	11.5	53,868	10.0	36,743	13.4	27,404	10.0

Tier 1 Capital (to Risk Weighted Assets):
Lake Forest Bank	$202,206	9.9%	$122,065	6.0%	$172,514	7.9%	$130,284	6.0%
Hinsdale Bank	134,488	11.1	72,485	6.0	128,769	10.9	70,956	6.0
North Shore Bank	124,202	7.9	94,625	6.0	114,393	9.1	75,761	6.0
Libertyville Bank	93,613	10.2	55,132	6.0	85,958	9.7	53,164	6.0
Barrington Bank	119,534	12.0	59,888	6.0	104,340	11.4	55,109	6.0
Crystal Lake Bank	73,235	11.9	36,914	6.0	74,505	13.0	34,341	6.0
Northbrook Bank	136,273	13.2	62,037	6.0	83,099	11.5	43,486	6.0
Schaumburg Bank	53,741	11.8	27,396	6.0	45,184	10.4	25,975	6.0
Village Bank	77,692	11.0	42,452	6.0	72,284	12.2	35,478	6.0
Beverly Bank	37,612	10.9	20,737	6.0	35,207	12.0	17,570	6.0
Town Bank	75,157	11.0	40,873	6.0	68,572	10.8	38,066	6.0
Wheaton Bank	52,911	10.7	29,730	6.0	59,197	12.8	27,856	6.0
State Bank of the Lakes	57,627	9.3	37,010	6.0	56,800	10.5	32,368	6.0
Old Plank Trail Bank	29,072	10.5	16,634	6.0	28,575	11.6	14,833	6.0
St. Charles Bank	51,874	9.6	32,321	6.0	34,279	12.5	16,442	6.0

Tier 1 Leverage Ratio:
Lake Forest Bank	$202,206	7.9%	$127,653	5.0%	$172,514	6.6%	$130,398	5.0%
Hinsdale Bank	134,488	9.2	73,227	5.0	128,769	9.2	70,021	5.0
North Shore Bank	124,202	7.3	85,389	5.0	114,393	7.9	72,902	5.0
Libertyville Bank	93,613	8.1	58,017	5.0	85,958	7.5	57,037	5.0
Barrington Bank	119,534	9.8	61,060	5.0	104,340	9.1	57,064	5.0
Crystal Lake Bank	73,235	9.7	37,696	5.0	74,505	10.4	36,001	5.0
Northbrook Bank	136,273	7.2	94,611	5.0	83,099	7.1	58,447	5.0
Schaumburg Bank	53,741	9.2	29,335	5.0	45,184	9.0	25,177	5.0
Village Bank	77,692	9.0	43,306	5.0	72,284	9.5	38,239	5.0
Beverly Bank	37,612	9.7	19,446	5.0	35,207	9.6	18,422	5.0
Town Bank	75,157	9.9	37,801	5.0	68,752	9.8	34,941	5.0
Wheaton Bank	52,911	7.7	34,456	5.0	59,197	8.1	36,433	5.0
State Bank of the Lakes	57,627	8.0	35,813	5.0	56,800	8.3	34,404	5.0
Old Plank Trail Bank	29,072	9.0	16,137	5.0	28,575	9.4	15,134	5.0
St. Charles Bank	51,874	8.3	31,101	5.0	34,279	10.3	16,628	5.0

Wintrust's mortgage banking division and broker/dealer subsidiary are also required to maintain minimum net worth capital requirements with various governmental agencies. The mortgage banking division's net worth requirements are governed by the Department of Housing and Urban Development and the broker/dealer's net worth requirements are governed by the United States Securities and Exchange Commission. As of December 31, 2011, these subsidiaries met their minimum net worth capital requirements.